Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1602, Building C, Shenye Century Industrial Center
Entity Address, Address Line Two	No. 743 Zhoushi Road
Entity Address, Address Line Three	Hangcheng Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Entity Emerging Growth Company	false